Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Incorporated
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,066,153
5.00%, 10/1/31	A+/F	1,500,000	1,602,264

			2,668,417
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	1,000,000	1,015,420

			1,015,420
California (1.0%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	2,650,000	2,438,625

			2,438,625
Guam (3.2%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	765,000	783,668
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	3,000,000	2,888,366
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	825,000	842,975
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,500,000	1,548,922
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	410,533
5.00%, 7/1/34	A	200,000	205,398
5.00%, 7/1/30	A	465,000	482,215
5.00%, 7/1/29	A	400,000	415,441

			7,577,518
Louisiana (0.5%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	AA-/F	1,000,000	1,049,972

			1,049,972
Massachusetts (88.6%)
Brockton, G.O. Bonds
5.00%, 8/1/40	AA+	1,755,000	1,935,328
5.00%, 8/1/39	AA+	3,245,000	3,606,174
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/54	BB-/P	1,620,000	1,620,708
MA Bay Trans. Auth. Rev. Bonds, Ser. A-2, 5.00%, 7/1/52	AAA	3,365,000	3,577,080
MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. A-2, 5.00%, 7/1/46	AA+	4,475,000	4,584,497
Ser. A, 5.00%, 7/1/44	AA+	1,000,000	1,103,669
Ser. A-2, 5.00%, 7/1/44	AA+	2,400,000	2,464,728
MA Dev. Fin. Agcy. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,335,000	1,248,270
MA State G.O. Bonds
Ser. C, 5.25%, 10/1/52	Aa1	2,500,000	2,702,916
Ser. B, 5.00%, 5/1/54	Aa1	5,000,000	5,319,411
(Cons. Loan of 2023), Ser. A, 5.00%, 5/1/53	Aa1	4,820,000	5,102,574
Ser. C, 5.00%, 10/1/52	Aa1	2,000,000	2,111,182
Ser. D, 5.00%, 9/1/49	Aa1	2,000,000	2,102,597
Ser. A, 5.00%, 1/1/49	Aa1	3,000,000	3,095,393
Ser. E, 5.00%, 11/1/48	Aa1	2,015,000	2,143,036
MA State Clean Wtr. Trust Rev. Bonds, Ser. 25B
5.00%, 2/1/43	Aaa	1,450,000	1,590,102
5.00%, 2/1/41	Aaa	400,000	443,888
MA State College Bldg. Auth. Rev. Bonds, Ser. A, 4.00%, 5/1/52	Aa2	500,000	476,867
MA State Dev. Fin. Agcy. Rev. Bonds
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,031,350
(Boston Med. Ctr. Corp.), Ser. G, 5.25%, 7/1/48	Baa2	2,205,000	2,329,168
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	AA	1,100,000	1,145,111
(Mass General Brigham, Inc.), Ser. D, 5.00%, 7/1/54	Aa3	1,000,000	1,064,104
(Wheaton College), Ser. I, 5.00%, 1/1/53	Baa2	3,000,000	3,016,637
(Merrimack College), 5.00%, 7/1/52	BBB-	1,000,000	1,001,915
(Southcoast Hlth. Syst.), Ser. G, 5.00%, 7/1/50	Baa1	2,000,000	2,067,549
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB/F	700,000	710,048
(Boston U.), Ser. B-2, 5.00%, 10/1/48	Aa3	2,500,000	2,689,915
(Boston U.), Ser. FF, 5.00%, 10/1/48	Aa3	3,075,000	3,313,579
(Boston U.), Ser. BB1, 5.00%, 10/1/46	Aa3	2,500,000	2,551,325
(Northeastern U.), 5.00%, 10/1/44	A1	2,000,000	2,166,994
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB-	500,000	485,702
(Simmons U.), Ser. N, 5.00%, 10/1/43	Baa3	1,750,000	1,682,968
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	533,149
(Franklin W. Olin College of Engineering), Ser. F, 5.00%, 11/1/42	A2	950,000	1,032,702
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,032,917
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,001,558
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,272,520
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,600,970
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB/F	250,000	258,362
(Southcoast Hlth. Syst.), Ser. G, 5.00%, 7/1/39	Baa1	350,000	373,778
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa3	500,000	504,093
(Beth Israel Lahey Hlth.), Ser. I, 5.00%, 7/1/38	A	500,000	508,798
(Southcoast Hlth. Syst.), Ser. G, 5.00%, 7/1/38	Baa1	300,000	321,723
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,021,212
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	661,275
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,131,431
(MCPHS U.), Ser. H, 5.00%, 7/1/37	Aa2	450,000	452,114
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,041,254
(Fisher College), 5.00%, 4/1/37	BBB+	835,000	845,847
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,131,928
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	824,484
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	953,788
Ser. O, 5.00%, 12/1/35	A1	385,000	414,099
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	539,515
Ser. O, 5.00%, 12/1/34	A1	425,000	458,324
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A	1,000,000	1,001,138
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,082,099
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,056,744
Ser. O, 5.00%, 12/1/33	A1	150,000	162,109
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	721,456
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	952,643
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	750,323
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	2,921,085
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa2	1,600,000	1,621,009
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	700,530
Ser. O, 5.00%, 12/1/31	A1	250,000	271,736
(Salem Cmnty. Corp.), 5.00%, 1/1/31	BB+/P	490,000	500,967
(Lesley U.), 5.00%, 7/1/30	BBB	1,000,000	1,016,345
(Salem Cmnty. Corp.), 5.00%, 1/1/30	BB+/P	465,000	474,978
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	741,924
(Umass Memorial Hlth. Care), 4.50%, 7/1/54	BBB+	3,700,000	3,632,512
(Middlesex School), 4.25%, 7/1/54	A+	1,600,000	1,506,459
(Franklin W. Olin College of Engineering), Ser. F, 4.125%, 11/1/43	A2	1,250,000	1,239,494
(Springfield College), Ser. A, 4.00%, 6/1/56	BB+	2,000,000	1,460,691
(Suffolk U.), 4.00%, 7/1/51	Baa3	6,070,000	5,003,674
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/51	BBB	100,000	90,172
(Lasell U.), 4.00%, 7/1/50	BB	1,500,000	1,142,423
(Merrimack College), Ser. B, 4.00%, 7/1/50	BBB-	1,825,000	1,577,360
(Southcoast Hlth. Syst. Oblig. Group), Ser. G, 4.00%, 7/1/46	Baa1	1,850,000	1,712,440
(Wellforce Obligated Group), Ser. C, AGM, 4.00%, 10/1/45	AA	4,705,000	4,499,567
(Suffolk U.), Ser. A, 4.00%, 7/1/45	Baa3	1,700,000	1,448,775
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	450,356
(Merrimack College), Ser. B, 4.00%, 7/1/42	BBB-	450,000	413,297
(Lasell U.), 4.00%, 7/1/40	BB	2,160,000	1,805,240
(Bentley U.), Ser. A, 4.00%, 7/1/39	A2	1,400,000	1,413,580
(Bentley U.), Ser. A, 4.00%, 7/1/38	A2	700,000	710,469
(Bentley U.), Ser. A, 4.00%, 7/1/37	A2	1,000,000	1,021,008
(Harvard U.), Ser. A, 4.00%, 7/15/36	Aaa	2,000,000	2,019,090
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/36	BBB	385,000	386,441
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,768,510
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,829,743
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(CHF Merrimack, Inc.), 5.00%, 7/1/54	BB	1,200,000	1,213,389
(Milford Regl. Med. Ctr. Oblig. Group), 5.00%, 7/15/46	BBB+	1,000,000	1,107,144
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	2,100,000	2,178,395
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,017,948
(Loomis Oblig. Group), 4.00%, 1/1/51	BBB	520,000	468,896
(Loomis Oblig. Group), 4.00%, 1/1/36	BBB	395,000	396,478
(Loomis Oblig. Group), 4.00%, 1/1/31	BBB	1,000,000	1,013,681
(Loomis Oblig. Group), 4.00%, 1/1/26	BBB	245,000	245,738
MA State Dev. Fin. Agcy. VRDN Rev. Bonds, (Children's Hosp. Corp. ), Ser. U-1, 1.45%, 3/1/48	VMIG 1	5,000,000	5,000,000
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	2,755,505
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst.of Tech.), Ser. J-2, 1.30%, 7/1/31	VMIG 1	2,000,000	2,000,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 5.10%, 12/1/30	AA+	635,000	635,507
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	160,000	159,885
Ser. C-1, 3.30%, 12/1/59	AA+	7,625,000	5,931,717
Ser. A, 3.25%, 12/1/27	AA+	1,870,000	1,870,030
Ser. C-1, 3.10%, 12/1/44	AA+	2,500,000	2,051,515
MA State Muni. Wholesale Elec. Co. Rev. Bonds
5.00%, 7/1/44	AA-/F	1,650,000	1,775,886
5.00%, 7/1/41	AA-/F	490,000	538,051
5.00%, 7/1/40	AA-/F	470,000	520,739
5.00%, 7/1/39	AA-/F	450,000	500,323
5.00%, 7/1/38	AA-/F	425,000	477,532
MA State Port Auth. Rev. Bonds
Ser. D, 5.00%, 7/1/51	Aa2	2,000,000	2,109,496
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,292,364
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	2,599,090
(Green Bonds), Ser. A, 5.00%, 7/1/31	Aa2	1,000,000	1,094,967
(Green Bonds), Ser. A, 5.00%, 7/1/30	Aa2	1,200,000	1,299,897
MA State Port Auth. Special Fac. Rev. Bonds, (Bosfuel Corp.), Ser. A
5.00%, 7/1/28	A1	210,000	220,960
5.00%, 7/1/26	A1	115,000	117,566
4.00%, 7/1/44	A1	3,500,000	3,320,411
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 2/15/44	Aa2	1,035,000	1,081,434
5.00%, 11/15/42	Aa1	2,000,000	2,016,651
MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	3,900,000	4,106,351
(Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48	AAA	2,095,000	2,162,341
(Rail Enhancement & Accelerated Bridge Program), Ser. A, 5.00%, 6/1/38	AAA	3,000,000	3,063,038
MA State Wtr. Resources Auth. Rev. Bonds, (Green Bonds), Ser. B, 5.25%, 8/1/48	Aa1	1,215,000	1,335,914
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	3,754,691
Quincy, G.O. Bonds, Ser. C
4.00%, 9/15/42	AA	275,000	276,732
4.00%, 9/15/41	AA	300,000	304,530
4.00%, 9/15/40	AA	325,000	333,653
U. of MA Bldg. Auth. Rev. Bonds
Ser. 1, 5.00%, 11/1/52	Aa2	635,000	664,724
Ser. 1, 5.00%, 11/1/45	Aa2	1,070,000	1,123,905
Ser. 1, 5.00%, 11/1/41	Aa2	2,365,000	2,587,251
(U. of MA), Ser. 1, 5.00%, 11/1/40	Aa2	885,000	893,721

			212,125,059
Ohio (1.5%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/39	A	875,000	868,194
4.00%, 7/1/36	A	435,000	438,955
4.00%, 7/1/35	A	425,000	430,410
4.00%, 7/1/32	A	375,000	386,751
4.00%, 7/1/29	A	770,000	791,031
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	750,883

			3,666,224
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB-/P	750,000	746,094

			746,094
Texas (2.6%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	705,399
4.00%, 11/15/32	AA	1,100,000	1,112,326
Sherman, Indpt. School Dist. G.O. Bonds, Ser. B, PSFG, 5.00%, 2/15/53	Aaa	2,000,000	2,120,356
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	2,150,000	2,276,954

			6,215,035
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	640,000	674,615

			674,615
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,300,000	1,475,551

			1,475,551

Total municipal bonds and notes (cost $244,263,175)			$239,652,530

SHORT-TERM INVESTMENTS (0.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	132,196	$132,196

Total short-term investments (cost $132,196)		$132,196
TOTAL INVESTMENTS

Total investments (cost $244,395,371)		$239,784,726

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Massachusetts Tax Exempt Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified, open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $239,421,385.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$1,203,041	$41,059,900	$42,130,745	$99,641	$132,196

	Total Short-term investments	$1,203,041	$41,059,900	$42,130,745	$99,641	$132,196
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.5%
	Health care	23.0
	State debt	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$239,652,530	$—
Short-term investments	—	132,196	—

Totals by level	$—	$239,784,726	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com